Shareholder Report, Line Graph (Details) - USD ($)	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Oct. 10, 2022
Unlimited HFND Multi-Strategy Return Tracker ETF
Account Value [Line Items]
Account Value	$ 11,239	$ 11,227	$ 11,074	$ 11,069	$ 10,793	$ 11,085	$ 10,816	$ 10,567	$ 10,610	$ 10,303	$ 9,972	$ 10,161	$ 10,346	$ 10,590	$ 10,373	$ 10,029	$ 10,243	$ 10,251	$ 10,318	$ 10,578	$ 10,208	$ 10,427	$ 10,154	$ 10,000
Unlimited HFND Multi-Strategy Return Tracker ETF - Market
Account Value [Line Items]
Account Value	11,235	11,269	11,078	11,008	10,760	11,121	10,757	10,597	10,600	10,298	9,983	10,163	10,351	10,587	10,357	10,021	10,259	10,234	10,359	10,605	10,233	10,440	10,185	10,000
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Account Value	16,108	15,726	15,537	14,999	14,291	14,899	14,435	13,703	13,477	12,891	11,812	12,066	12,670	12,875	12,474	11,701	11,650	11,471	11,065	11,342	10,671	11,324	10,724	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Account Value	$ 11,109	$ 10,951	$ 10,701	$ 10,601	$ 10,424	$ 10,694	$ 10,597	$ 10,748	$ 10,778	$ 10,381	$ 9,931	$ 10,090	$ 10,353	$ 10,420	$ 10,427	$ 10,464	$ 10,580	$ 10,516	$ 10,255	$ 10,527	$ 10,213	$ 10,260	$ 9,896	$ 10,000